Note 9 - Share-based Payments - Outstanding Warrants (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 kr / shares shares	Dec. 31, 2024 kr / shares shares	Dec. 31, 2023 kr / shares shares
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	3,044,794	2,738,473	2,743,093	3,044,794	2,738,473
Number of warrants exercisable (in shares) | shares	2,493,050	2,007,123	1,988,106	2,493,050	2,007,123
Warrants granted prior to 2022 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	1,856,381	1,877,936	2,251,481	1,856,381	1,877,936
Warrants, granted December 2016 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	27,074	30,560	35,000	27,074	30,560
Per warrant grant date fair value (in DKK per share)			kr 13.46	kr 13.46	kr 13.46
Average exercise price per warrant (in DKK per share)			kr 2.96	kr 2.96	kr 2.96
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted September 2017 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	5,004	5,004	10,000	5,004	5,004
Per warrant grant date fair value (in DKK per share)			kr 8.85	kr 8.85	kr 8.85
Average exercise price per warrant (in DKK per share)			kr 1.83	kr 1.83	kr 1.83
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted December 2017 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	4,448	4,448	10,000	4,448	4,448
Per warrant grant date fair value (in DKK per share)			kr 8.85	kr 8.85	kr 8.85
Average exercise price per warrant (in DKK per share)			kr 1.83	kr 1.83	kr 1.83
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted during 2018 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	25,000	45,000	45,000	25,000	45,000
Per warrant grant date fair value (in DKK per share)			kr 8.85	kr 8.85	kr 8.85
Average exercise price per warrant (in DKK per share)			kr 1.83	kr 1.83	kr 1.83
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted February 2019 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	7,529	7,529	11,000	7,529	7,529
Per warrant grant date fair value (in DKK per share)			kr 10.46	kr 10.46	kr 10.46
Average exercise price per warrant (in DKK per share)			kr 2.42	kr 2.42	kr 2.42
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted September 2019 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	15,279	15,279	50,000	15,279	15,279
Per warrant grant date fair value (in DKK per share)			kr 10.95	kr 10.95	kr 10.95
Average exercise price per warrant (in DKK per share)			kr 2.23	kr 2.23	kr 2.23
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted October 2019 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	246,063	293,602	330,612	246,063	293,602
Per warrant grant date fair value (in DKK per share)			kr 10.95	kr 10.95	kr 10.95
Average exercise price per warrant (in DKK per share)			kr 2.23	kr 2.23	kr 2.23
Remaining term to maturity of warrant (Year)	7 years	8 years	9 years
Warrants, granted December 2020 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	10,000	10,000		10,000	10,000
Per warrant grant date fair value (in DKK per share)				kr 9.17	kr 9.17
Average exercise price per warrant (in DKK per share)				kr 1.94	kr 1.94
Remaining term to maturity of warrant (Year)	7 years	8 years
Warrants, granted April 2021 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	100,000	100,000		100,000	100,000
Per warrant grant date fair value (in DKK per share)				kr 4.27	kr 4.27
Average exercise price per warrant (in DKK per share)				kr 1.02	kr 1.02
Remaining term to maturity of warrant (Year)	7 years	8 years
Warrants, granted June 2021 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	275,969	50,000		275,969	50,000
Per warrant grant date fair value (in DKK per share)				kr 3.61	kr 2.57
Average exercise price per warrant (in DKK per share)				kr 0.75	kr 1.5
Remaining term to maturity of warrant (Year)	7 years	3 years
Warrants, granted December 2021 [member]
Statement Line Items [Line Items]
Number of warrants outstanding (in shares) | shares	472,047	299,115		472,047	299,115
Per warrant grant date fair value (in DKK per share)				kr 2.23	kr 3.61
Average exercise price per warrant (in DKK per share) | $ / shares	$ 0.75	$ 0.75
Remaining term to maturity of warrant (Year)	7 years	8 years